COMBINED AND CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 7,800,000	$ 1,066,243	¥ 3,260,670
Restricted cash	1,178,825	161,498	844,079
Notes receivable	1,108,747	151,898	487,851
Accounts receivable (net of allowance for credit loss of RMB3,765 and RMB2,056 as of December 31, 2023 and 2024, respectively)	1,744,334	238,973	1,104,450
Inventories	4,150,742	568,649	5,228,689
Amounts due from related parties (net of allowance for credit loss of RMB4,271and RMB35,468 as of December 31, 2023 and 2024, respectively)	¥ 6,120,107	$ 838,451	¥ 7,256,861
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related party	Related party	Related party
Prepayments and other current assets (net of allowance for credit loss of RMB7,438 and RMB8,943 as of December 31, 2023 and 2024, respectively)	¥ 3,072,003	$ 420,863	¥ 2,294,508
Total current assets	25,157,585	3,446,575	20,477,108
Non-current assets:
Property, plant and equipment, net	3,225,287	441,863	2,914,274
Intangible assets, net	842,245	115,387	410,912
Land use rights, net	61,832	8,471	51,755
Operating lease right-of-use assets	2,142,879	293,573	2,443,545
Deferred tax assets	339,965	46,575	86,395
Long-term investments	685,911	93,969	459,794
Other non-current assets	215,016	29,455	273,717
Total non-current assets	7,513,135	1,029,293	6,640,392
TOTAL ASSETS	32,670,720	4,475,868	27,117,500
Current liabilities:
Short-term borrowings, including current portion of long-term borrowings	30,300	4,151
Accounts payable	4,072,312	557,904	4,104,717
Notes payable and others	12,990,599	1,779,705	5,504,945
Amounts due to related parties	¥ 14,509,628	$ 1,987,811	¥ 16,355,902
Other Liability, Current, Related Party [Extensible Enumeration]	Related party	Related party	Related party
Income tax payable	¥ 60,856	$ 8,337	¥ 108,083
Accruals and other current liabilities	8,478,772	1,161,587	6,243,956
Total current liabilities	40,142,467	5,499,495	32,317,603
Non-current liabilities:
Long-term borrowings	414,180	56,742
Operating lease liabilities, non-current	1,491,486	204,333	1,807,159
Deferred tax liability	57,252	7,843	8,337
Total non-current liabilities	2,681,082	367,306	3,478,497
TOTAL LIABILITIES	42,823,549	5,866,801	35,796,100
Commitments and contingencies (Note 26)
SHAREHOLDERS' DEFECIT
Ordinary shares (US$0.0002 par value, 4,734,153,746 and 5,000,000,000 shares authorized, 2,000,000,000 and 2,552,901,668 shares issued, and 2,000,000,000 and 2,541,971,138 shares outstanding as of December 31, 2023 and 2024, respectively)	3,361	460	2,584
Convertible preferred shares (US$0.0002 par value, 265,846,254 and nil shares authorized, issued and outstanding as of December 31, 2023 and 2024, respectively)			362
Additional paid-in capital	15,757,089	2,158,712	11,213,798
Treasury shares (nil and 10,930,530 shares as of December 31, 2023 and 2024, respectively)	(186,812)	(25,593)
Accumulated deficit	(27,289,256)	(3,738,613)	(20,865,686)
Accumulated other comprehensive income (loss)	(22,919)	(3,140)	17,555
ZEEKR Intelligent Technology Holding Limited shareholders' deficit	(11,738,537)	(1,608,174)	(9,631,387)
Non-controlling interest	1,585,708	217,241	952,787
Total Shareholder's Deficit	(10,152,829)	(1,390,933)	(8,678,600)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	32,670,720	4,475,868	27,117,500
Related party
Non-current liabilities:
Other non-current liabilities			1,100,000
Nonrelated party
Non-current liabilities:
Other non-current liabilities	¥ 718,164	$ 98,388	¥ 563,001